UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Co, Corporate Trust Center, 251 Little Falls Dr. Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)

Altegris Futures Evolution Strategy Fund

Class A (EVOAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.59%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$38,201,696
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$95,218
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	6.8%
Open End Funds	73.5%
Purchased Options	19.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	6.8%
Purchased Options	19.7%
Fixed Income	73.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Low Duration Bond Fund, Class I	37.3%
DoubleLine Core Fixed Income Fund, Class I	36.4%
Nomura WNTN Shares	13.9%
First American Government Obligations Fund, X	6.8%
Nomura WNTN TRND Shares	5.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Altegris Futures Evolution Strategy Fund - Class A (EVOAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-EVOAX

Altegris Futures Evolution Strategy Fund

Class C (EVOCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.34%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$38,201,696
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$95,218
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	6.8%
Open End Funds	73.5%
Purchased Options	19.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	6.8%
Purchased Options	19.7%
Fixed Income	73.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Low Duration Bond Fund, Class I	37.3%
DoubleLine Core Fixed Income Fund, Class I	36.4%
Nomura WNTN Shares	13.9%
First American Government Obligations Fund, X	6.8%
Nomura WNTN TRND Shares	5.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Altegris Futures Evolution Strategy Fund - Class C (EVOCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-EVOCX

Altegris Futures Evolution Strategy Fund

Class I (EVOIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.34%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$38,201,696
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$95,218
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	6.8%
Open End Funds	73.5%
Purchased Options	19.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	6.8%
Purchased Options	19.7%
Fixed Income	73.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Low Duration Bond Fund, Class I	37.3%
DoubleLine Core Fixed Income Fund, Class I	36.4%
Nomura WNTN Shares	13.9%
First American Government Obligations Fund, X	6.8%
Nomura WNTN TRND Shares	5.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Altegris Futures Evolution Strategy Fund - Class I (EVOIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-EVOIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2024

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Financial Statements and Additional Information

Altegris Futures Evolution Strategy Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 73.7%
	FIXED INCOME - 73.7%
1,524,803	DoubleLine Core Fixed Income Fund, Class I	$13,921,454
1,486,112	DoubleLine Low Duration Bond Fund, Class I	14,236,956
	TOTAL OPEN END FUNDS (Cost $27,981,063)	28,158,410

	SHORT-TERM INVESTMENTS — 6.8%
	MONEY MARKET FUNDS - 6.8%
2,604,437	First American Government Obligations Fund, X, 4.38% (Cost $2,604,437) (a)	2,604,437

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 19.7%(b)
	CALL OPTIONS PURCHASED - 19.7%
38,375	Nomura WNTN Shares	NOM	08/16/2025	$0.0001	$5,320,828	$5,302,877
8,718	Nomura WNTN TRND Shares	NOM	08/16/2025	0.0001	2,284,593	2,220,651
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,605,421)					7,523,528

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $7,605,421)					7,523,528

	TOTAL INVESTMENTS - 100.2% (Cost $38,190,921)					$38,286,375
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%					(84,679)
	NET ASSETS - 100.0%					$38,201,696

NOM	Nomura Securities (Bermuda), Ltd.

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(b)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the Top 50 holdings for each option are shown on the subsequent pages.

See accompanying notes to financial statements.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

WNTN Top 50 Holdings ^

FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	December 31, 2024	(Depreciation)	Net Assets
Long Contracts
2	EMINI NASDAQ	Mar-25	849,060	$(43,403)	(0.11)%
8	EMINI S&P	Mar-25	2,374,300	(67,413)	(0.18)%
7	EURO BTP FUTURES	Mar-25	869,591	(18,316)	(0.05)%
9	EURO BTS FUTURES	Mar-25	1,001,004	(3,831)	(0.01)%
6	FEEDERS	Mar-25	788,925	23,163	0.06%
5	GOLD	Feb-25	1,320,500	3,800	0.01%
25	HOGS	Apr-25	865,750	(13,700)	(0.04)%
28	LCATTLE	Apr-25	2,175,880	39,200	0.10%
14	LCATTLE	Jun-25	1,061,900	17,730	0.05%
21	LME ALUM	Mar-25	1,341,359	(15,656)	(0.04)%
11	LME ZINC	Mar-25	819,594	(2,076)	(0.01)%
4	MIB INDEX	Mar-25	710,284	(6,005)	(0.02)%
4	TOPIX	Mar-25	708,997	11,676	0.03%
				$(74,831)

Short Contracts
(31)	2 YR T-NOTE	Mar-25	6,373,891	$4,180	0.01%
(29)	5 YR T-NOTE	Mar-25	3,082,836	22,016	0.06%
(17)	AS10YRBOND	Mar-25	1,187,403	9,506	0.02%
(53)	AS3YRBOND	Mar-25	3,481,445	6,868	0.02%
(8)	E MINI RUSSELL	Mar-25	899,920	35,740	0.09%
(6)	ERX BOBL	Mar-25	732,193	2,516	0.01%
(6)	ICE 3MTH SONIA FUTURE	Sep-25	1,798,831	2,597	0.01%
(5)	ICE 3MTH SONIA FUTURE	Dec-26	1,502,937	(1,048)	(0.00)%
(5)	ICE 3MTH SONIA FUTURE	Sep-26	1,502,546	(970)	(0.00)%
(5)	ICE 3MTH SONIA FUTURE	Jun-26	1,502,076	(78)	(0.00)%
(5)	ICE 3MTH SONIA FUTURE	Mar-26	1,501,451	(141)	(0.00)%
(5)	ICE 3MTH SONIA FUTURE	Dec-25	1,500,590	250	0.00%
(4)	ICE 3MTH SONIA FUTURE	Jun-27	1,202,913	(641)	(0.00)%
(4)	ICE 3MTH SONIA FUTURE	Mar-27	1,202,600	(250)	(0.00)%
(3)	ICE 3MTH SONIA FUTURE	Sep-27	902,372	(141)	(0.00)%
(4)	LME COPPER	Mar-25	875,420	32,892	0.09%
(22)	LME NICKEL	Mar-25	2,020,041	74,785	0.20%
(13)	LONG GILT	Mar-25	1,503,585	31,891	0.08%
(23)	THREE-MONTH SOFR	Sep-25	5,521,150	9,913	0.03%
(21)	THREE-MONTH SOFR	Mar-26	5,043,413	6,163	0.02%
(21)	THREE-MONTH SOFR	Dec-25	5,042,888	5,738	0.02%
(20)	THREE-MONTH SOFR	Jun-26	4,803,000	6,250	0.02%
(19)	THREE-MONTH SOFR	Sep-26	4,562,375	6,188	0.02%
(17)	THREE-MONTH SOFR	Dec-26	4,081,488	5,775	0.02%
(15)	THREE-MONTH SOFR	Mar-27	3,600,938	5,663	0.01%
(14)	THREE-MONTH SOFR	Jun-27	3,360,350	5,500	0.01%
(13)	THREE-MONTH SOFR	Sep-27	3,120,000	5,650	0.01%
(8)	THREE-MONTH SOFR	Dec-27	1,919,700	3,288	0.01%
(15)	T-NOTE	Mar-25	1,631,250	21,539	0.06%
(35)	WHEAT	Mar-25	965,125	30,075	0.08%
			Subtotal	$331,714

FORWARD FOREIGN CURRENCY CONTRACTS
		Currency to					Unrealized
		Receive/		In Exchange			Appreciation/	% of Fund
Settlement Date	Counterparty	Deliver	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
3/20/2025	SG	GBP	6,125,000	USD	7,794,759	$7,666,050	$(171,059)	(0.45)%

To Sell:
3/20/2025	SG	JPY	450,000,000	USD	2,964,913	$2,862,450	$51,150	0.13%
3/20/2025	SG	EUR	9,500,000	USD	10,019,133	$9,836,300	$155,370	0.41%
3/20/2025	SG	CAD	7,900,000	USD	5,588,166	$5,492,080	$55,540	0.15%
3/20/2025	SG	CHF	3,500,000	USD	3,978,869	$3,857,350	$102,296	0.27%
3/20/2025	SG	AUD	3,400,000	USD	2,147,907	2,103,920	26,798	0.07%
3/20/2025	SG	NZD	2,100,000	USD	1,213,490	1,174,740	21,266	0.06%
		Subtotal					$241,361

		All Other Investments					4,804,633
		Total Value of Purchased Option					5,302,877

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG - Societe Generale SA

See accompanying notes to financial statements

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

WNTN TRND Top 50 Holdings ^

FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	December 31, 2024	(Depreciation)	Net Assets
Long Contracts
4	3M CORRA FUTURES	Jun-25	676,291	$(177)	(0.00)%
4	3M CORRA FUTURES	Mar-25	675,109	(202)	(0.00)%
1	DAX INDEX	Mar-25	519,046	(11,701)	(0.03)%
1	EMINI NASDAQ	Mar-25	424,530	—	0.00%
2	EMINI S&P	Mar-25	593,575	(5,670)	(0.01)%
4	EURO BTP FUTURES	Mar-25	496,909	906	0.00%
4	EURO BTS FUTURES	Mar-25	444,891	(1,698)	(0.00)%
2	GOLD	Feb-25	528,200	(775)	(0.00)%
9	HOGS	Apr-25	311,670	(4,946)	(0.01)%
9	LCATTLE	Apr-25	699,390	1,600	0.00%
4	LCATTLE	Jun-25	303,400	(175)	(0.00)%
5	LME ZINC	Mar-25	372,543	(650)	(0.00)%
			Subtotal	$(23,488)

Short Contracts
(20)	2 YR T-NOTE	Mar-25	4,112,188	$20,755	0.05%
(18)	5 YR T-NOTE	Mar-25	1,913,484	—	0.00%
(8)	AS10YRBOND	Mar-25	558,778	(108)	(0.00)%
(24)	AS3YRBOND	Mar-25	1,576,504	(3,645)	(0.01)%
(10)	COTTON	Mar-25	342,000	(10,760)	(0.03)%
(2)	ICE 3MTH SONIA FUTURE	Dec-26	601,175	(3,442)	(0.01)%
(2)	ICE 3MTH SONIA FUTURE	Sep-26	601,018	(2,394)	(0.01)%
(2)	ICE 3MTH SONIA FUTURE	Jun-26	600,831	(2,503)	(0.01)%
(2)	ICE 3MTH SONIA FUTURE	Mar-26	600,580	35,178	0.09%
(2)	ICE 3MTH SONIA FUTURE	Dec-25	600,236	3,254	0.01%
(1)	ICE 3MTH SONIA FUTURE	Dec-27	300,822	2,081	0.01%
(1)	ICE 3MTH SONIA FUTURE	Sep-27	300,791	3,833	0.01%
(1)	JAPAN BOND	Mar-25	902,626	13	0.00%
(3)	LME COPPER	Mar-25	656,565	500	0.00%
(9)	LME LEAD$	Mar-25	438,332	166	0.00%
(4)	LONG GILT	Mar-25	462,641	7,973	0.02%
(6)	SOYABEAN	Mar-25	303,150	—	0.00%
(5)	T-BOND	Mar-25	569,219	263	0.00%
(9)	THREE-MONTH SOFR	Mar-26	2,161,463	(950)	(0.00)%
(9)	THREE-MONTH SOFR	Jun-26	2,161,350	2,088	0.01%
(9)	THREE-MONTH SOFR	Sep-26	2,161,125	(1,188)	(0.00)%
(8)	THREE-MONTH SOFR	Dec-25	1,921,100	1,550	0.00%
(8)	THREE-MONTH SOFR	Dec-26	1,920,700	2,538	0.01%
(7)	THREE-MONTH SOFR	Mar-27	1,680,438	2,663	0.01%
(7)	THREE-MONTH SOFR	Sep-25	1,680,350	(1,499)	(0.00)%
(6)	THREE-MONTH SOFR	Jun-27	1,440,150	25,473	0.07%
(6)	THREE-MONTH SOFR	Sep-27	1,440,000	(822)	(0.00)%
(4)	THREE-MONTH SOFR	Dec-27	959,850	1,788	0.00%
(13)	T-NOTE	Mar-25	1,413,750	3,018	0.01%
(5)	ULTRA T-BOND	Mar-25	594,531	(438)	(0.00)%
			Subtotal	$85,385

FORWARD FOREIGN CURRENCY CONTRACTS
		Currency to					Unrealized
		Receive/		In Exchange			Appreciation/	% of Fund
Settlement Date	Counterparty	Deliver	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
3/20/2025	SG	GBP	1,062,500	USD	1,351,756	$1,329,825	$(29,178)	(0.08)%

To Sell:
3/20/2025	SG	JPY	187,500,000	USD	1,228,586	$1,192,688	$16,991	0.04%
3/20/2025	SG	MXN	11,500,000	USD	561,230	552,115	85,722	0.22%
3/20/2025	SG	CAD	2,400,000	USD	1,698,873	1,668,480	17,709	0.05%
3/20/2025	SG	EUR	2,125,000	USD	2,240,749	2,200,225	34,368	0.09%
3/20/2025	SG	AUD	2,000,000	USD	1,269,491	1,237,600	19,487	0.05%
3/20/2025	SG	NZD	1,100,000	USD	636,480	615,340	11,610	0.03%
3/20/2025	SG	CHF	875,000	USD	994,113	964,338	24,907	0.07%
		Subtotal					$181,616

		All Other Investments					1,977,138
		Total Value of Purchased Option					2,220,651

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG - Societe Generale SA

See accompanying notes to financial statements

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

ASSETS
Investment securities:
At cost	$38,190,921
At value	$38,286,375
Receivable for Fund shares sold	2
Interest receivable	135,977
Prepaid expenses and other assets	31,109
TOTAL ASSETS	38,453,463

LIABILITIES
Payable for Fund shares repurchased	173,374
Investment advisory fees payable	16,290
Payable to related parties	9,839
Distribution (12b-1) fees payable	5,285
Accrued expenses and other liabilities	46,979
TOTAL LIABILITIES	251,767
NET ASSETS	$38,201,696

Composition of Net Assets:
Paid in capital	$77,170,838
Accumulated loss	(38,969,142)
NET ASSETS	$38,201,696

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,687,883
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	851,350
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$6.68
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$7.09

Class C Shares:
Net Assets	$2,370,321
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	354,880
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$6.68

Class I Shares:
Net Assets	$30,143,492
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,550,467
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$6.62

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	On investments of $25,000 or more, the sales load is reduced.

(c)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within one year of purchase.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended December 31, 2024

INVESTMENT INCOME
Dividends	$801,548
Interest	83,677
TOTAL INVESTMENT INCOME	885,225

EXPENSES
Advisory fees	250,843
Distribution (12b-1) fees:
Class A	8,215
Class C	16,163
Audit fees	33,654
Registration fees	32,270
Transfer agent fees	25,339
Administrative services fees	25,288
Third party administrative services fees	18,672
Printing and postage expenses	11,220
Custodian fees	10,584
Compliance officer fees	10,308
Legal fees	9,075
Accounting services fees	8,512
Trustees fees and expenses	8,485
Insurance expense	2,051
Other expenses	1,201
TOTAL EXPENSES	471,880
Less: Fees waived by the Advisor	(155,625)
NET EXPENSES	316,255

NET INVESTMENT INCOME	568,970

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND PURCHASED OPTIONS
Net realized gain/(loss) from:
Investments	288,763
Purchased Options	(2,748,719)
Net realized loss	(2,459,956)

Net change in unrealized depreciation on:
Investments	(128,343)
Purchased Options	(689,885)
Net change in unrealized depreciation	(818,228)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND PURCHASED OPTIONS	(3,278,184)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,709,214)

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months Ended	For the Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$568,970	$1,335,227
Net realized gain/(loss) on investments and purchased options	(2,459,956)	2,599,552
Net change in unrealized appreciation/(depreciation) on investments and purchased options	(818,228)	229,991
Net increase/(decrease) in net assets resulting from operations	(2,709,214)	4,164,770

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(514,692)	(174,937)
Class C	(216,650)	(64,719)
Class I	(2,727,515)	(1,118,465)
Class N	—	(6,508)
Total distributions to shareholders	(3,458,857)	(1,364,629)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	83,106	5,906,451
Class C	—	11
Class I	2,846,421	4,491,281
Class N	—	3,232
Net asset value of shares issued in reinvestment of distributions:
Class A	490,248	167,726
Class C	206,141	62,166
Class I	2,259,797	983,140
Class N	—	6,154
Transfer of net assets:
From Class N to Class A	—	(4,348,402)
To Class A from Class N	—	4,348,402
Payments for shares redeemed:
Class A	(1,102,031)	(8,297,352)
Class C	(1,573,709)	(1,484,539)
Class I	(6,517,158)	(37,604,047)
Class N	—	(113,444)
Net decrease from shares of beneficial interest transactions	(3,307,185)	(35,879,221)

NET DECREASE IN NET ASSETS	(9,475,256)	(33,079,080)

NET ASSETS
Beginning of Year	47,676,952	80,756,032
End of Year/Period	$38,201,696	$47,676,952

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For Six Months Ended	For the Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	11,342	816,251
Shares Transferred in from Class N	—	614,798
Shares Reinvested	70,470	22,709
Shares Redeemed	(157,734)	(1,118,782)
Net increase/(decrease) in shares of beneficial interest outstanding	(75,922)	334,976

Class C:
Shares Sold	—	2
Shares Reinvested	29,587	8,433
Shares Redeemed	(218,905)	(204,336)
Net decrease in shares of beneficial interest outstanding	(189,318)	(195,901)

Class I:
Shares Sold	396,690	607,105
Shares Reinvested	327,395	135,288
Shares Redeemed	(928,172)	(5,230,362)
Net decrease in shares of beneficial interest outstanding	(204,087)	(4,487,969)

Class N (a):
Shares Sold	—	281
Shares Transferred to Class A	—	(613,012)
Shares Reinvested	—	861
Shares Redeemed	—	(15,639)
Net decrease in shares of beneficial interest outstanding	—	(627,509)

(a)	Effective July 21, 2023, the Class N shares were discontinued. Class N shares were transferred to Class A shares at a conversion rate of 1.002913.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		June 30,		June 30,		June 30,		June 30,		June 30,
	2024		2024		2023		2022		2021		2020
	(Unaudited)
Net asset value, at beginning of year/period	$7.70		$7.25		$9.71		$8.64		$7.74		$9.31
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.09		0.17		0.07		(0.04)		0.04		0.12
Net realized and unrealized gain/(loss) on investments	(0.53)		0.44		(0.14)		1.85		0.98		(1.59)
Total from investment operations	(0.44)		0.61		(0.07)		1.81		1.02		(1.47)
Less distributions from:
Net investment income	(0.58)		(0.16)		(2.39)		(0.74)		(0.12)		(0.10)
Total distributions	(0.58)		(0.16)		(2.39)		(0.74)		(0.12		(0.10)
Redemption fees collected	—		0.00		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, at end of year/period	$6.68		$7.70		$7.25		$9.71		$8.64		$7.74
Total return (3)	(5.85	)% (8)	8.51%		0.35%		22.48%		13.46%		(15.94	)% (4)
Net assets, at end of year/period (000s)	$5,688		$7,143		$4,296		$6,752		$5,771		$9,711
Ratios to average net assets
Ratio of gross expenses to average net assets (5)	2.29	% (6,9)	2.10	% (6)	1.87	% (6)	1.77	% (6)	2.20	% (6)	2.18%
Ratio of net expenses to average net assets	1.59	% (6,9)	1.59	% (6)	1.59	% (6)	1.59	% (6)	1.94	% (6)	1.94%
Ratio of net investment income to average net assets	2.48	% (6,7,9)	2.29	% (6,7)	0.92	% (6,7)	(0.42	)% (6,7)	0.55	% (6,7)	1.30%
Portfolio Turnover Rate	4	% (8)	63%		42%		70%		146%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized

(9)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		June 30,		June 30,		June 30,		June 30,		June 30,
	2024		2024		2023		2022		2021		2020
	(Unaudited)
Net asset value, at beginning of year/period	$7.70		$7.25		$9.72		$8.60		$7.72		$9.30
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.06		0.10		0.02		(0.10)		(0.01)		0.05
Net realized and unrealized gain/(loss) on investments	(0.53)		0.45		(0.14)		1.85		0.97		(1.58)
Total from investment operations	(0.47)		0.55		(0.12)		1.75		0.96		(1.53)
Less distributions from:
Net investment income	(0.54)		(0.10)		(2.35)		(0.63)		(0.08)		(0.05)
Total distributions	(0.54)		(0.10)		(2.35)		(0.63)		(0.08)		(0.05)
Redemption fees collected	—		—		0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, at end of year/period	$6.68		$7.70		$7.25		$9.72		$8.60		$7.72
Total return (3)	(6.25	)% (7)	7.72%		(0.34)%		21.62%		12.62%		(16.54)%
Net assets, at end of year/period (000s)	$2,370		$4,188		$5,365		$5,502		$4,315		$8,763
Ratios to average net assets
Ratio of gross expenses to average net assets (4)	3.09	% (5,8)	2.85	% (5)	2.62	% (5)	2.52	% (5)	2.95	% (5)	2.93%
Ratio of net expenses to average net assets	2.34	% (5,8)	2.34	% (5)	2.34	% (5)	2.34	% (5)	2.69	% (5)	2.69%
Ratio of net investment income to average net assets	1.60	% (5,6,8)	1.39	% (5,6)	0.20	% (5,6)	(1.16	)% (5,6)	(0.16	)% (5,6)	0.55%
Portfolio Turnover Rate	4	% (7)	63%		42%		70%		146%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not Annualized

(8)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		June 30,		June 30,		June 30,		June 30,		June 30,
	2024		2024		2023		2022		2021		2020
	(Unaudited)
Net asset value, at beginning of year/period	$7.64		$7.20		$9.65		$8.60		$7.71		$9.27
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.10		0.17		0.09		(0.02)		0.07		0.14
Net realized and unrealized gain/(loss) on investments	(0.53)		0.45		(0.13)		1.84		0.96		(1.57)
Total from investment operations	(0.43)		0.62		(0.04)		1.82		1.03		(1.43)
Less distributions from:
Net investment income	(0.59)		(0.18)		(2.41)		(0.77)		(0.14)		(0.13)
Total distributions	(0.59)		(0.18)		(2.41)		(0.77)		(0.14)		(0.13)
Redemption fees collected	—		0.00		0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, at end of year/period	$6.62		$7.64		$7.20		$9.65		$8.60		$7.71
Total return (3)	(5.76	)% (7)	8.69%		0.68%		22.83%		13.66%		(15.67)%
Net assets, at end of year/period (000s)	$30,143		$36,346		$66,529		$131,217		$133,684		$233,878
Ratios to average net assets
Ratio of gross expenses to average net assets (4)	2.05	% (5,8)	1.85	% (5)	1.62	% (5)	1.52	% (5)	1.95	% (5)	1.93%
Ratio of net expenses to average net assets	1.34	% (5,8)	1.34	% (5)	1.34	% (5)	1.34	% (5)	1.69	% (5)	1.69%
Ratio of net investment income to average net assets	2.73	% (5,6,8)	2.32	% (5,6)	1.09	% (5,6)	(0.19	)% (5,6)	0.86	% (5,6)	1.55%
Portfolio Turnover Rate	4	% (7)	63%		42%		70%		146%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized

(8)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a “fund of funds”, in that it generally invests in other investment companies. The Fund’s commencement date, diversification status and investment objective are as follows:

	Commencement Date	Diversification Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C shares of the Funds are offered at their NAV without an initial sales charge. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. As of July 21, 2023, the Class N shares were discontinued, the existing Class N shareholders as of that date were redesignated as Class A shareholders with any sales loads associated with Class A shares waived. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value. Options are valued based on the daily price reported from the counterparty or pricing agent based on the underlying custom basket holdings.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Fund	$28,158,410	$—	$—	$28,158,410
Purchased Options	—	7,523,528	—	7,523,528
Short Term Investments	2,604,437	—	—	2,604,437
Total	$30,762,847	$7,523,528	$—	$38,286,375

*	Refer to the Schedule of Investments for security classification.

The Fund did not hold any Level 3 securities as of December 31, 2024.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2022-2024) or expected to be taken in the Fund’s 2025 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non -income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options are Cayman commodity pools engaged in the trading of futures and forward foreign exchange contracts. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year. The upfront premium is paid quarterly and is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis on a quarterly period with the unamortized balance due from the counterparty (paid back to the Fund) in the case of a decreasing exposure or full exercise subject to an early exercise fee. For the six months ended December 31, 2024, $43,928 of option premiums was amortized.

Other Investment Companies or Exchange Traded Funds – The Fund may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
Futures Evolution Strategy Fund	$1,180,000	$7,660,000

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, counterparty and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2024:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Purchased Options	Investment Securities at value

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2024:

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Purchased Options	$7,523,528	$—	$—	$—	$7,523,528
	$7,523,528	$—	$—	$—	$7,523,528

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended December 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) from purchased options
Net change unrealized appreciation/(depreciation) on purchased options

The effect of Derivative Instruments on the Statement of Operations for the six months ended December 31, 2024:

			Realized Loss	Change in Unrealized
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	Depreciation on Derivatives
Equity Risk	Options purchased	Net realized loss on purchased options	$(2,748,719)
Equity Risk		Net change in unrealized depreciation on purchased options	—	$(689,885)
Total			$(2,748,719)	$(689,885)

The notional value of the derivative instruments outstanding as of December 31, 2024 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations and Statement of Changes serve as indicators of the volume of derivative activity for the Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.15% on the first $1 billion, 1.05% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.95% on net assets greater than $1.5 billion and less than or equal to $2 billion and 0.90% on net assets greater than $2 billion. During the six months ended December 31, 2024, the Advisor earned $250,843.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2025, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

Class A	Class C	Class I
1.59%	2.34%	1.34%

During the six months ended December 31, 2024, the Advisor waived $155,625 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

after the date of the Waiver Agreement (or any similar agreement). Expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

Jun-25	255,113
Jun-26	288,278
Jun-27	309,353
$852,744

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”) pursuant to Rule 12b- 1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. These fees are paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2024, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
Class A	$8,215
Class C	16,163

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the six months ended December 31, 2024, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	None	None	None	None

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$38,690,584	$177,347	$(581,556)	$(404,209)

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2024	June 30, 2023
Ordinary Income	$1,364,629	$33,285,878
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,364,629	$33,285,878

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$2,933,167	$—	$(814,233)	$(35,334,023)	$—	$414,018	$(32,801,071)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $814,233.

At June 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$9,885,495	$25,448,528	$35,334,023

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura resulted in reclassifications for the Fund for the fiscal year ended June 30, 2024, as follows:

Paid In	Accumulated
Capital	Deficit
$(43,491)	$43,491

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund invests in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The Fund may invest in investment companies. Such investments would subject the Fund to similar risks.

The performance of the Futures Evolution Strategy Fund will be directly affected by the performance of the DoubleLine Core Fixed Income Fund Class I and the DoubleLine Low Duration Bond Fund Class I. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Futures Evolution Strategy Fund’s financial statements. As of

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

December 31, 2024, the percentage of the Futures Evolution Strategy Fund invested in the DoubleLine Core Fixed Income Fund Class I and the DoubleLine Low Duration Bond Fund Class I was 36.4% and 37.3% respectively.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, National Financial Services LLC was the record owner of 29.18% of the Fund’s outstanding shares. National Financial Services LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services LLC may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris Futures Evolution Strategy Fund
ADDITIONAL INFORMATION
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Altegris Advisors, LLC - Adviser to AACA Altegris Opportunistic Real Estate Fund (“Altegris Opportunistic”) and Altegris Futures Evolution Strategy Fund (“Altegris Futures”)*

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris Advisors” or the “Adviser”) and the Trust, with respect to Altegris Opportunistic and Altegris Futures (collectively the “Altegris Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that Altegris Advisors was founded in 2002, had approximately $196 million in AUM, and offered alternative investment products to financial professionals and individuals seeking portfolio diversification. The Trustees considered the backgrounds of the key investment personnel who were responsible for servicing the Altegris Funds, taking into account their strong education and financial industry experience. The Trustees reviewed the sub-advisory relationship between Altegris Advisors and American Asset Capital Advisers, LLC (“AACA”) with respect to Altegris Opportunistic, noting that Altegris Advisors had delegated full discretionary authority to AACA to manage the Fund’s investments and that Altegris Advisors monitored and assessed AACA’s activities and portfolio construction for style drift, the statistical risks for underlying holdings, and performance against predefined parameters. The Trustees agreed that Altegris Advisors continued to provide sufficient resources to support the Altegris Funds’ respective strategies, and that Altegris Advisors was fully engaged with AACA. The Trustees concluded that they expected Altegris Advisors to continue providing quality service for the benefit of the Altegris Funds and their respective shareholders.

Performance.

Altegris Futures. The Trustees observed that the Fund’s returns were above each of the benchmark, the peer group median, and the category median over the prior one-year and three-year periods and on a since-inception basis. The Trustees further observed that the Fund’s returns were below the benchmark, the peer group median, and the category median over the prior five-year period. The Trustees acknowledged the Adviser’s representation that the Fund’s poor performance in the second and third quarter of 2020 amid COVID-19-related market stress was the primary contributor to the Fund’s underperformance on a 5-year timeframe and agreed that the Fund’s performance over the prior one-year and three-year periods reflected

Altegris Futures Evolution Strategy Fund
ADDITIONAL INFORMATION
December 31, 2024

a successful alteration of the Fund’s investment strategy and execution thereof. The Trustees agreed that the Fund’s performance was satisfactory.

Altegris Opportunistic. The Trustees observed that the Fund’s returns were below each of the benchmark, the category median, and the peer group median over the prior one-year, three-year, and five -year periods, and on a since-inception basis. The Trustees noted that the Fund’s returns were within the category and peer group range on a since-inception basis. The Trustees acknowledged the Adviser’s representation that the rise in interest rates during the 2022 and 2023 calendar years, as well as significant markdowns in an illiquid position held by the Fund in calendar year 2024, had contributed significantly to the Fund’s underperformance. The Trustees further acknowledged that the Adviser was confident in the Fund’s investment strategy and its ability to reverse recent performance trends. The Trustees noted that the Fund had previously demonstrated that its strategy could produce good returns to shareholders and agreed that the Adviser should be granted additional time to potentially reverse the Fund’s recent performance trends.

Fees and Expenses.

Altegris Futures. The Trustees noted that Altegris Advisors charged the Fund an annual advisory fee of 1.15%, which below the average of each of the Fund’s category and peer group and equal to the median of each of the Fund’s category and peer group. The Trustees further noted that the Fund’s net expense ratio was below the average and median of each of the Fund’s category and peer group, and that the Adviser had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Altegris Opportunistic. The Trustees observed that the Adviser charged the Fund an annual advisory fee of 1.30%, which was the highest in the Fund’s category and above the peer group average and median. The Trustees further observed that the Fund’s net expense ratio was above the average and median of each of the Fund’s category and median, but well within the category’s range. The Trustees acknowledged that the Adviser had an expense limitation agreement in place with respect to the Fund. The Trustees also noted the Adviser’s representation that most of the funds in the Fund’s category and peer group were long-only products while the Fund pursued a long-short strategy, and that while the short component of the Fund’s strategy was of value to shareholders as it offered the potential for short-term gains, such short component added to the Fund’s expenses. The Trustees agreed that, considering the expense limitation agreement in place and the Fund’s strategy, the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Altegris Advisors had achieved economies of scale with respect to its management of the Altegris Funds. With respect to Altegris Futures, the Trustees reviewed the breakpoints with respect to the advisory fee and confirmed that such breakpoints remained appropriate.

With respect to Altegris Opportunistic, the Trustees acknowledged Altegris Advisor’s position that the Fund was not currently large enough to benefit from economies of scale and observed that Altegris Advisors was currently waiving advisory fees that would otherwise be paid by the Fund. The Trustees also acknowledged Altegris Advisor’s willingness to implement breakpoints in the event that the Fund’s AUM reached $1 billion. The Trustees agreed that Altegris Advisors had not yet achieved economies of scale with respect to Altegris Opportunistic, and that they would revisit the issue to the extent that the Fund’s AUM increased.

Profitability. The Trustees reviewed the profitability analysis provided by Altegris Advisors with respect to its relationship with each of Altegris Futures and Altegris Opportunistic. The Trustees noted that for the 12-month period ended September 30, 2024, Altegris Advisors had realized a loss with respect to each Fund. The Trustees agreed that excessive profitability arising from Altegris Advisor’s management of the Altegris Funds was not a concern at this time.

Conclusion. Having requested and received such information from Altegris Advisors as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between Trust

Altegris Futures Evolution Strategy Fund
ADDITIONAL INFORMATION
December 31, 2024

and Altegris Advisors on behalf of the Altegris Funds was in the best interests of each of the Altegris Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Funds.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov.The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Drive
La Jolla, CA 92037	Cincinnati, OH 45246

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

800.828.5225 | WWW.ALTEGRIS.COM

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

Kevin Wolf

By	/s/ Kevin Wolf
Principal Executive Officer
Date: 3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer
Date: 3/5/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 3/5/2025